Revenue - Additional information (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 4,419	£ 3,006	£ 9,709	£ 8,767
Millennium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			£ 1,000